April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Income Quality Trust (BYM)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.7%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,875	$ 4,074,760
Series A, 5.25%, 05/01/55	2,485	2,635,951
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,100	1,105,941
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	6,980	7,612,928
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	3,140	3,262,200
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	3,915	4,010,583
Series B, 5.00%, 01/01/54	755	784,318
		23,486,681
Arizona — 1.7%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	725	640,527
Series A, 5.00%, 07/01/49	690	601,529
Series A, 5.00%, 07/01/54	530	448,126
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	835	884,418
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	685	639,774
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series A, (GNMA), 6.50%, 03/01/55	1,585	1,761,876
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	360	326,354
		5,302,604
California — 6.9%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	475	462,725
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(c)	10,100	10,615,564
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	105	103,760
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(d)	1,580	1,500,349
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(e)	2,000	1,147,380
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(e)	1,400	1,131,857
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(e)	10,000	6,027,774
		20,989,409
Colorado — 0.2%
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FHLMC), 4.48%, 03/01/44	315	306,414
University of Colorado, RB, Series A, 5.00%, 06/01/50	420	432,233
		738,647
Security	Par (000)	Value
Connecticut — 0.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-R, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 11/15/51	$185	$ 182,707
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	1,170	1,044,787
Waterbury Housing Authority, RB, M/F Housing, Series A, (FHLMC), 4.50%, 02/01/42	945	923,743
		2,151,237
Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	758,733
Series A, 5.00%, 07/01/53	1,810	1,698,800
		2,457,533
District of Columbia — 4.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC), 4.88%, 09/01/45	720	701,965
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	635	669,238
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	7,955	8,102,276
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,215	1,274,653
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/45	1,210	1,248,030
		11,996,162
Florida — 10.2%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	615	509,122
Series A, 5.50%, 06/01/57	220	182,338
City of Miami Florida, RB, Series A, 5.00%, 03/01/48	1,800	1,835,819
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 4.13%, 10/01/50	3,635	3,254,445
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	3,090	3,147,685
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/38	1,000	1,016,131
5.00%, 08/15/40	1,050	1,060,612
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)(f)(g)	239	63,404
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	340	314,690
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	1,800	1,755,371
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	465	487,668
Series C, 4.13%, 11/15/51	3,970	3,593,240
JEA Water & Sewer System Revenue, Refunding RB, Series A, 10/01/54(h)	3,490	3,730,623
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	260	269,255
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	4,000	4,066,054
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	1,305	1,334,928

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Preserve at South Branch Community Development District, SAB, 4.00%, 11/01/50	$500	$ 405,698
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	1,895	1,882,296
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	540	518,977
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	275	275,327
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	810	808,754
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	260	234,770
4.13%, 05/01/38	260	232,660
		30,979,867
Georgia — 1.5%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	245	165,375
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	4,355	4,497,467
		4,662,842
Idaho — 0.6%
Idaho Health Facilities Authority, Refunding RB, Series A, 5.25%, 03/01/50	250	257,866
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/57	1,510	1,549,341
		1,807,207
Illinois — 8.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,620	1,620,930
Series A, 5.00%, 12/01/40	1,540	1,500,610
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,345	1,394,152
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.50%, 11/01/62	3,220	3,383,531
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.00%, 12/01/49	1,260	1,273,156
Illinois Finance Authority, Refunding RB, 4.13%, 08/15/37	3,130	2,915,407
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	1,905	1,923,846
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,022,113
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	670	635,885
State of Illinois, GO
5.50%, 05/01/39	1,840	1,935,860
Series B, 5.25%, 05/01/48	815	827,550
Series C, 5.00%, 12/01/45	1,280	1,282,817
		25,715,857
Iowa — 1.2%
Iowa Finance Authority, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	1,270	1,270,894
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.40%, 07/01/44	2,540	2,388,965
		3,659,859
Security	Par (000)	Value
Kentucky — 0.7%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	$2,000	$ 2,059,593
Louisiana — 1.3%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,330	2,317,068
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	1,640	1,681,022
		3,998,090
Maryland — 1.3%
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FHLMC), 4.35%, 02/01/44	1,380	1,281,429
Maryland Stadium Authority, RB, 5.00%, 06/01/54	2,685	2,729,218
		4,010,647
Massachusetts — 1.3%
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	1,970	1,713,377
Series A, 5.00%, 01/01/47	2,370	2,250,496
		3,963,873
Michigan — 0.4%
State of Michigan Trunk Line Revenue, RB, 5.50%, 11/15/49	1,145	1,228,978
Mississippi — 0.2%
Mississippi Home Corp., Series 2025-06FN, Class PT, 4.55%, 04/01/42	495	495,992
Missouri — 0.3%
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FHLMC), 4.39%, 09/01/42	897	840,646
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	180	179,916
		1,020,562
Nebraska — 0.3%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	950	1,000,427
Nevada — 0.6%
City of Las Vegas Nevada Special Improvement District No. 611, SAB, 4.13%, 06/01/50	1,095	870,656
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	400	405,029
5.00%, 07/01/45	530	531,795
		1,807,480
New Hampshire — 1.4%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	200	188,320
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	470	445,933
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	595	599,648
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,769	1,684,502
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/20/41(a)	1,339	1,236,651
		4,155,054
New Jersey — 6.5%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	500	513,410
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
Series BB, 4.00%, 06/15/50	$3,000	$ 2,676,308
Series S, 5.25%, 06/15/43	2,150	2,200,738
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/35	4,050	2,617,995
Series A, 0.00%, 12/15/38	5,845	3,226,990
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.00%, 06/15/40	1,690	1,577,670
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	820	814,851
Series A, 5.25%, 06/01/46	2,055	2,063,936
Sub-Series B, 5.00%, 06/01/46	4,045	3,872,716
		19,564,614
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	175	166,502
New York — 7.3%
City of New York, GO
Series B, 5.25%, 10/01/47	100	105,106
Series -G-1, 5.25%, 02/01/53	255	268,871
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	1,690	1,640,566
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,135	1,154,293
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	310	329,343
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	5,670	5,374,444
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,200,488
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/46	1,520	1,574,610
New York Counties Tobacco Trust VI, Refunding RB, Series B, 5.00%, 06/01/41	550	548,115
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 11/15/44(b)	1,040	1,033,538
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/55	970	994,171
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,000	1,042,245
Series A, 4.25%, 05/15/58	1,000	915,653
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	230	234,805
Series C, 5.25%, 05/15/52	4,340	4,508,494
Series C, Sustainability Bonds, 5.25%, 11/15/40	1,025	1,124,599
		22,049,341
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	110	110,581
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	270	263,180
Series C, Sustainability Bonds, 6.25%, 01/01/55	555	606,774
		869,954
Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,645	2,277,140
Security	Par (000)	Value
Ohio (continued)
County of Cuyahoga Ohio, Refunding RB
5.00%, 02/15/42	$1,805	$ 1,788,928
5.00%, 02/15/52	1,545	1,464,147
County of Hamilton Ohio, RB, Series A, 5.00%, 08/15/42	2,650	2,668,597
North Ridgeville City School District, GO, 5.25%, 12/01/54	1,060	1,083,396
		9,282,208
Oklahoma — 0.7%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	1,960	2,078,442
Oregon — 0.9%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	1,115	588,100
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FHLMC), 4.33%, 11/01/43	2,290	2,226,418
		2,814,518
Pennsylvania — 4.6%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	205	169,660
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,380,985
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	1,085	1,120,730
Pennsylvania Housing Finance Agency, RB, Series 2024- 26FN, Class PT, 4.63%, 02/01/42	1,790	1,814,509
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	4,390	4,386,597
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,895	1,935,058
		13,807,539
Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,617	6,098,058
Series A-1, Restructured, 5.00%, 07/01/58	5,010	4,760,986
Series A-2, Restructured, 4.78%, 07/01/58	349	318,900
Series A-2, Restructured, 4.33%, 07/01/40	935	876,809
Series B-1, Restructured, 4.75%, 07/01/53	391	355,616
Series B-2, Restructured, 4.78%, 07/01/58	520	476,744
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	4,335	1,389,726
		14,276,839
South Carolina — 3.4%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,685	6,031,201
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	1,095	911,813
7.50%, 08/15/62(b)	505	462,367
Series A, 5.50%, 11/01/54	610	642,255
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 12/01/44	1,645	1,435,729
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	900	901,547
		10,384,912

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee — 4.2%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	$490	$ 521,796
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, Refunding RB, 5.25%, 10/01/58	2,465	2,445,346
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,575	1,650,058
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,560	2,664,064
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	3,000	3,075,407
Tennessee Housing Development Agency, RB, S/F Housing, Series 2, Sustainability Bonds, 4.35%, 01/01/48	2,500	2,244,266
		12,600,937
Texas — 21.5%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	530	509,083
7.88%, 11/01/62	450	456,010
Bexar Management And Development Corp., RB, M/F Housing, (FHLMC), 4.61%, 07/01/44	2,285	2,270,085
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	1,990	2,004,022
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	760	768,423
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	475	498,673
Series A, 4.13%, 03/01/51	1,775	1,574,028
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/43	810	863,253
Coppell Independent School District, Refunding GO, (PSF- GTD), 0.00%, 08/15/30(e)	10,030	8,317,420
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	1,360	1,205,710
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	340	317,821
County of Harris Texas, Refunding GOL(e)
(NPFGC), 0.00%, 08/15/25	7,485	7,416,275
(NPFGC), 0.00%, 08/15/28	10,915	9,792,915
Crowley Independent School District, GO, (PSF-GTD), 4.25%, 02/01/53	310	290,205
Dallas Fort Worth International Airport, Refunding ARB, 4.00%, 11/01/49	4,000	3,471,316
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	745	679,062
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(d)	2,365	2,465,352
Hidalgo County Regional Mobility Authority, RB, CAB(e)
Series A, 0.00%, 12/01/42	500	199,486
Series A, 0.00%, 12/01/43	1,000	373,501
Lower Colorado River Authority, Refunding RB, (AGM), 5.00%, 05/15/49	3,055	3,119,285
Marshall Independent School District, GO, (PSF-GTD), 4.00%, 02/15/45	380	350,584
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC), 4.53%, 02/01/44	2,900	2,735,102
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(e)	2,340	1,384,578
New Hope Cultural Education Facilities Finance Corp., RB(b)
Series A, 5.00%, 08/15/50	580	450,179
Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB(b) (continued)
Series A, 5.00%, 08/15/51	$1,535	$ 1,456,563
North Texas Tollway Authority, RB(c)
Series B, 0.00%, 09/01/31(e)	1,975	987,801
Series C, Convertible, 6.75%, 09/01/31(d)	2,500	2,877,562
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,795	3,809,132
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	820	851,176
San Antonio Housing Trust Public Facility Corp., Series 2024-11FN, Class PT, 4.45%, 04/01/43	405	397,659
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FHLMC), 4.43%, 04/01/43	575	537,362
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	325	319,139
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	286,071
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	540	543,637
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,695	1,510,899
		65,089,369
Utah(b) — 0.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53	180	175,179
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55	450	400,342
		575,521
Virginia — 2.8%
Henrico County Economic Development Authority, RB
11/01/48(h)	845	847,036
Class A, 5.00%, 10/01/47	4,580	4,647,927
Class A, 5.00%, 10/01/52	1,170	1,178,675
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,083,273
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	505	512,725
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	100	96,224
Series E-2, 4.55%, 10/01/49	230	221,064
		8,586,924
Washington — 0.1%
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/20/40(a)	443	407,774
Wisconsin — 1.5%
Public Finance Authority, RB(b)
Class A, 5.00%, 06/15/51	305	233,780
Class A, 5.00%, 06/15/56	400	300,244
Series A, 5.00%, 07/01/55	395	332,318
Series A-1, 4.50%, 01/01/35	620	599,923
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	265	274,458
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	$430	$ 434,618
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	2,535	2,440,109
		4,615,450
Total Municipal Bonds — 113.7% (Cost: $342,391,584)		344,970,026
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 5.3%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	10,000	10,682,201
Series C-1, 5.25%, 02/01/53	5,020	5,241,509
		15,923,710
District of Columbia — 2.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	6,035	6,101,536
Florida — 2.5%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	7,045	7,540,757
Indiana — 3.0%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	9,054,860
Massachusetts — 3.4%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/51	10,000	10,269,308
Nevada — 3.2%
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/49	9,500	9,833,027
New York — 19.2%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	8,000	8,213,305
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	10,000	10,470,653
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/47	9,705	10,072,698
New York City Transitional Finance Authority, RB
Series D, 5.00%, 05/01/50	10,000	10,338,057
Series H-1, 5.00%, 11/01/50	6,991	7,199,370
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/53	3,973	4,082,052
Series C, 4.00%, 07/01/49	8,955	7,940,228
		58,316,363
South Carolina — 3.5%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(j)	10,000	10,563,619
Texas — 1.3%
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	3,660	3,847,979
Security	Par (000)	Value
Washington — 3.4%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	$10,000	$ 10,355,493
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.8% (Cost: $141,942,077)		141,806,652
Total Long-Term Investments — 160.5% (Cost: $484,333,661)		486,776,678

	Shares
Short-Term Securities
	Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(k)(l)	5,868,472	5,869,059
	Total Short-Term Securities — 2.0% (Cost: $5,869,015)	5,869,059
	Total Investments — 162.5% (Cost: $490,202,676)	492,645,737
	Other Assets Less Liabilities — 1.2%	3,583,657
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (31.5)%	(95,395,946)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.2)%	(97,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 303,233,448

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 1, 2029 to March 15, 2033, is $25,224,130.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Quality Trust (BYM)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,733,195	$ 3,135,864 (a)	$ —	$ —	$ —	$ 5,869,059	5,868,472	$ 223,360	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 344,970,026	$ —	$ 344,970,026
Municipal Bonds Transferred to Tender Option Bond Trusts	—	141,806,652	—	141,806,652
Short-Term Securities
Money Market Funds	5,869,059	—	—	5,869,059
	$5,869,059	$486,776,678	$—	$492,645,737
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(94,754,221)	$—	$(94,754,221)
VMTP Shares at Liquidation Value	—	(97,600,000)	—	(97,600,000)
	$—	$(192,354,221)	$—	$(192,354,221)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMBAC	AMBAC Assurance Corp.
ARB	Airport Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds